FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	Dec. 31, 2018	Mar. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	$ 1,530,010	$ 0
Derivative assets	0	6,129,921
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	0
Derivative assets		0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	1,530,010
Derivative assets		6,129,921
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	$ 0
Derivative assets		$ 0